Shareholders Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Ordinary shares authorized	500,000,000	500,000,000
Ordinary shares par value	$ 0.0001	$ 0.0001
January 19 2024 [Member]
Authorized capital shares amount	$ 50,000